Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

23.Related party transactions

Key management personnel are comprised of the Company’s directors and executive officers. In addition to their salaries, key management personnel also participate in the Company’s share option program (note 11), DSU plan, SAR plan (note 11). Key management personnel compensation for the year ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Salaries and short-term employee benefits	$1,821,211	$1,141,349	$1,018,166
Stock-based compensation	7,600,415	169,969	106,959
	$9,421,626	$1,311,318	$1,125,125
(i)	Short-term employee benefits include bonuses and car allowances